Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 27, 2012
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFNDX
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFADX
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFCDX
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLDX
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRDX